SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATIO
N
Unaudited Financial Information—
The unaudited condensed consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards
Board (“FASB”).
In the opinion of the Company, the information furnished reflects all adjustments, all of which are of a normal and recurring nature, necessary for a fair presentation of the financial position and results of operations for the reported interim periods. The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The results of operations for interim periods are not necessarily indicative of results to be expected for the full year or any other interim period.
The
 accompanying unaudited condensed consolidated financial statements include the accounts of Rallybio Corporation and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
These accompanying unaudited condensed consolidated financial statements and notes should be read in conjunction with Rallybio’s Annual Report on Form
10-K
for the year ended December 31, 2025 (our “Annual Report”). The Company’s significant accounting policies are described in Note 2 of the Notes to the consolidated financial statements included in our Annual Report. There have been no new accounting policies, including the adoption of new accounting standards during the three and six months ended June 30, 2026, unless otherwise noted below, which could be expected to materially impact the Company’s unaudited condensed consolidated financial statements.
Significant Accounting Policies —
Future Milestone and Royalty Assets
As part of the JV Sale, the Company received consideration including an estimated $3.0 million in future contingent milestones and royalty payments, which are recognized as a contingent consideration asset on the condensed consolidated balance sheets. The fair value of this contingent consideration was determined using a model that incorporates significant unobservable inputs based on Company estimates, external data, and management’s judgment and forecasts. Key assumptions in the model include the discount rate, the timing of expected cash flows, the probability of achieving the milestone and royalty payments, and projected future net revenues.
The Company periodically reviews the carrying value of the contingent consideration when impairment indicators arise and records an impairment loss if the carrying amount materially exceeds the reassessed fair value. Increases in the carrying value are recognized only when contingent gains are realized. Since the contingent payments are tied to Phase 1 clinical study milestones and future royalty payments, the Company believes the likelihood of timely payment by Recursion is uncertain.
Income Taxes
The Company’s effective tax rates for the six months ended June 30, 2026 and 2025 were 9.6% and 0%, respectively. The primary drivers of the variance from the statutory rate were state taxes, Section 162 disallowed compensation, nondeductible stock-based compensation, and valuation allowance. The Company will continue to assess its estimated annual effective tax rate each reporting period.
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the Company’s history of cumulative net losses, the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The Company has determined that, based on objective positive and negative evidence currently available, it is more likely than not that the Company will not realize the benefits of all deferred tax assets. Accordingly, the Company has provided a full valuation allowance for the deferred tax assets. The Company is expecting to have net taxable income for the current year, resulting in current income tax expense for the period. This is primarily due to income resulting from the termination of the Candid Merger Agreement and the termination fee recorded during the quarter.
As of June 30, 2026, the Company has federal and state post-apportioned net operating loss (“NOL”) carryforwards of approximately $179.5 million and $167.3 million, respectively. All federal NOL carryforwards have an indefinite carryforward period. All state NOL carryforwards have a limited carryforward period and will begin to expire in 2038. As of June 30, 2026, the Company has federal general business tax credits of approximately $24.5 million which have a limited carryforward period and will begin to expire in 2039.
Utilization of the NOL carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 (the “Code”), and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain stockholders or public groups in the stock of a corporation by more than 50% over a three-year period.
The Company completed a Section 382 study through June 30, 2021 and concluded that it underwent an ownership change as defined by the Code on March 27, 2020. The Company completed a high-level analysis for the period July 1, 2021 through June 30, 2026 and does not believe any additional ownership changes occurred during that period. Any future ownership changes that may occur after June 30, 2026, may limit the Company’s ability to utilize remaining tax attributes. Due to the existence of the valuation allowance, limitations created by the 2020 ownership change
and
any potential future ownership changes will not impact the Company’s effective tax rate.

Recently
 Issued Accounting Pronouncements
—In November 2024, the FASB issued ASU
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (
“ASU
2024-03”).
This ASU requires public entities to disclose additional transparency on certain costs and expenses. ASU
2024-03
is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company has chosen not to early adopt this standard and is currently evaluating the potential impact of adopting this standard on its financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
Basis of Presentation—
The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).
In the opinion of the Company, the information furnished reflects all adjustments, all of which are of a normal and recurring nature, necessary for a fair presentation of the financial position and results of operations for the reported periods. The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.
On February 6, 2026, the Company executed a reverse stock split of its issued and outstanding common stock, par value $0.0001, at a ratio of
1-for-8
with a record date of December 30, 2025 (the “Reverse Stock Split”). All common share, per share and related information included in the accompanying financial statements and footnote disclosures have been adjusted retroactively, where applicable, to reflect the Reverse Stock Split. See Note 14, “Subsequent Events” for additional details.
Principles of Consolidation
—The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
—The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. While management believes that estimates and assumptions used in the preparation of the consolidated financial statements are appropriate, actual results could differ from those estimates. The most significant estimates are those used in the determination of the fair value of its common units and incentive units awarded to employees prior to the Company’s initial public offering (“IPO”), for purposes of recording share-based incentive compensation, the fair value of stock options, as well as contracted research and development expenses incurred.
Liquidity and Ability to Continue as a Going Concern
—The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Management has evaluated whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Since its inception, the Company has incurred net losses and negative cash flows from operations.
During the years ended December 31, 2025 and 2024, the Company incurred a net loss of $9.0 million and $57.8 million, respectively. The loss for the year ended December 31, 2025 included a $23.0 million gain in connection with the JV Sale in 2025. In addition, as of December 31, 2025, the Company had an accumulated deficit of $302.0 million. The Company expects to continue to generate operating losses and negative cash flows in the foreseeable future.
The Company had cash, cash equivalents and marketable securities of $54.7 million as of December 31, 2025. The Company currently expects that its cash, cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital requirements for more than 12 months from the date these consolidated financial statements are issued. However, the Company does not anticipate that its current cash, cash equivalents and marketable securities as of December 31, 2025 will be sufficient to fund any of its product candidates through regulatory approval, and it will need to raise substantial additional capital to complete the development and commercialization of its product candidates, if approved. Rallybio may satisfy its future cash needs through the sale of equity securities, debt financings, corporate collaborations or license agreements, working capital lines of credit, grant funding, interest income earned on invested cash balances or a combination of one or more of these sources.
Collaboration Arrangements
—The Company considers the nature and contractual terms of an arrangement to assess whether an arrangement involves a joint operating activity that expose two or more parties to significant risks and rewards dependent on the commercial success of the activity. If the Company is an active participant and is exposed to significant risks and rewards dependent on the commercial success of the activity, the Company accounts for such arrangement as a collaborative arrangement under ASC 808,
Collaborative Arrangements
(“ASC 808”). ASC 808 describes arrangements within its scope and considerations surrounding presentation and disclosure, with recognition matters subjected to other authoritative guidance, in certain cases by analogy.
For arrangements determined to be within the scope of ASC 808 for certain research and development activities where a collaborative partner is not a customer following the guidance of ASC 606,
Revenue Recognition
(“ASC 606”), the Company accounts for payments due to a collaboration partner as research and development expense and for payments owed to us from our collaboration partner for the reimbursement of research and development costs as a contra-expense in the period such expenses are incurred. The Company classifies payments owed or receivables recorded as other current liabilities and other current assets, respectively, in the Company’s consolidated balance sheets. See Note 3, “Collaboration and License Agreements” for additional details.
Asset Acquisitions
—The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If this screen criteria is met, the transaction is accounted for as an asset acquisition. If not, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs, which would meet the definition of a business.

The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. In an asset acquisition, the cost allocated to acquire in-process
research and development (“IPR&D”) with no alternative future use is charged to research and development expense at the acquisition date. See Note 3, “Collaboration and License Agreements” for additional details.
Variable Interest Entity
—The Company evaluates its ownership, contractual, and other interests in entities to determine if it has any variable interest in a variable interest entity (“VIE”). These evaluations are complex, involve judgment, and the use of estimates and assumptions based on available historical information, among other factors. If the Company determines that an entity in which it holds a contractual, or ownership, interest is a VIE and that the Company is the primary beneficiary, the Company consolidates such entity in its consolidated financial statements. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. Changes in consolidation status are applied prospectively. The Company evaluated its investment in RE Ventures I, LLC, a limited liability company
(“REV-I”),
defined in Note 9, and concluded that it represented a VIE and the Company was not deemed the primary beneficiary. If the Company is not deemed to be the primary beneficiary in a VIE, the Company accounts for the investment or other variable interests in a VIE in accordance with the applicable GAAP. See Note 9, “Investment in Joint Venture” for additional details.
Equity Method Investments
—The Company accounts for investments for which it does not have a controlling interest in accordance with ASC 323,
Investments—Equity Method and Joint Ventures
(“ASC 323”). The Company recognizes its
pro-rata
share of income and losses in “loss on investment in joint venture” on the consolidated statements of operations and comprehensive loss, with a corresponding change to the investment in joint venture asset on the consolidated balance sheets.
Financial Instruments
—The Company’s principal financial instruments are comprised of cash, cash equivalents, available for sale marketable securities, accounts payable and accrued liabilities. The carrying value of all financial instruments approximates fair value.
Concentrations of Credit Risk
—Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash, cash equivalents and marketable securities. The Company invests its excess cash in money market funds and marketable securities in government insured financial institutions that are subject to minimal credit and market risk. Management believes that the Company is not exposed to significant credit risk as the Company’s deposits are held at financial institutions that management believes to be of high credit quality, and the Company has not experienced any losses on these deposits.
Cash and Cash Equivalents
—The Company classifies amounts on deposit in banks and cash invested temporarily in various instruments, primarily money market funds, with original maturities of three months or less at the time of purchase as cash and cash equivalents. The carrying amounts reported on the consolidated balance sheets represent the fair values of cash and cash equivalents.
Marketable Securities
—We invest our excess cash balances in highly rated United States (“U.S.”) government-backed debt securities and treasuries. We classify our marketable securities as available-for-sale
and accordingly, record such securities at fair value. Debt securities with original maturities of greater than 90 days are classified as available-for-sale
marketable securities and debt securities with original maturities of less than 90 days from the date of purchase are classified as cash equivalents.
Unrealized gains and losses on our marketable debt securities that are deemed temporary are included in accumulated other comprehensive gain (loss) as a separate component of stockholders’ equity. If any adjustment to fair value reflects a significant decline in the value of the security, we evaluate the extent to which the decline is determined to be other-than-temporary and would mark the security to market through a charge to our consolidated statements of operations and comprehensive loss. Credit losses are identified when we do not expect to receive cash flows sufficient to recover the amortized cost basis of a security. In the event of a credit loss, only the amount associated with the credit loss is recognized in operating results, with the amount of loss relating to other factors recorded in accumulated other comprehensive gain (loss).
Property and Equipment
—Property and equipment are recorded at cost and consist of computer and other equipment, capitalized software, furniture and fixtures and leasehold improvements. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, or for leasehold improvements, over the remaining term of the lease, if shorter. The estimated useful life for each major asset classification are as follows:

Asset Classification	Estimated Useful Life
Computer and other equipment	3 years
Capitalized software	3 years
Furniture and fixtures	6 years
Leasehold improvements	lesser of lease life or useful life
Maintenance and repairs which do not extend the lives of the assets are charged directly to expense as incurred. Upon retirement or disposal, cost and related accumulated depreciation are removed from the related accounts, and any resulting gain or loss is recognized as a component of income or loss in the consolidated statements of operations and comprehensive loss.
Impairment of Long-Lived Assets
—When indications of potential impairments are present, the Company evaluates the carrying value of long-lived assets. The Company adjusts the carrying value of the long-lived assets if the sum of undiscounted expected future cash flows is less than the carrying value. No such impairments were recorded during the years ended December 31, 2025 or 2024.
Leases
—At the inception of an arrangement, we determine if an arrangement is, or contains, a lease based on the facts and circumstances present in that arrangement. Lease classification, recognition, and measurement are then determined at the lease commencement date. For arrangements that contain a lease we (i) identify lease and non-lease
components, (ii) determine the consideration in the contract, (iii) determine whether the lease is an operating or financing lease; and iv) recognize lease right-of-use
(“ROU”) assets and liabilities. Lease liabilities and their corresponding ROU assets are recorded based on the present value of fixed, or in substance fixed, lease payments over the expected lease term. When the interest rate implicit in lease contracts is not readily determinable we use our incremental borrowing rate based on the information available at the lease commencement date, which represents an internally developed rate that would be incurred to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment.
We have elected to combine lease components with
non-lease
components on our office real estate asset class. Fixed, or in substance fixed, lease payments on operating leases are recognized over the expected term of the lease on a straight-line basis. Variable lease expenses that are not considered fixed, or in substance fixed, are recognized as incurred. Fixed and variable lease expense on operating leases is recognized within operating expenses within our consolidated statements of operations and comprehensive loss. Some leases include options to extend or terminate the lease and the Company includes these options in the recognition of the Company’s ROU assets and lease liabilities when it is reasonably certain that the Company will exercise such options. We have elected the short-term lease exemption and, therefore, do not recognize a ROU asset or corresponding liability for lease arrangements with an original term of 12 months or less.
Income Taxes
—The Company uses the asset and liability method of accounting for income taxes, as set forth in ASC 740,
Accounting for Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequence of temporary differences between the carrying amounts and the tax basis of assets and liabilities and net operating loss carry forwards, all calculated using presently enacted tax rates for the years and jurisdictions in which the temporary differences are expected to be recovered. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes.
The Company evaluates whether deferred tax assets are more likely than not of being realized in determining whether a valuation allowance is necessary. In making such a determination, the Company considers all available positive and negative evidence, including the future reversals of existing taxable temporary differences, projected future taxable income exclusive of reversing temporary differences and carryforwards, tax-planning
strategies, taxable income in prior carryback years if permitted under tax law, and the results from prior years. If the Company determines it is more likely than not, that all or a portion of a deferred tax asset will not be realized a valuation allowance is recorded with a charge to income tax expense. Alternatively, if the Company determines that all or a portion of a deferred tax asset previously not meeting the more likely than not threshold will be realized, the Company reduces its valuation allowance and recognizes a benefit in income tax expense. As of December 31, 2025 and 2024, the Company determined that it is more likely than not that deferred taxes will not be realized and as a result recorded a full valuation allowance against its deferred tax assets.
The Company files a consolidated U.S. federal income tax return and has elected to include all subsidiaries owned more than 80%.
The Company recognizes and measure uncertain tax benefits in accordance with ASC 740 based on a two-step
process in which (1) the Company determines whether it is more likely than not that the tax position will be sustained based on the technical merits of the position, and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than fifty percent likely to be realized upon ultimate settlement with the related tax authority. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, in income tax expense.
Research and Development Expenses
—Research and development expenses are comprised of costs incurred in performing research and development activities including personnel salaries, benefits, and share-based compensation; external research and development expenses incurred under arrangements with third parties, such as contract research organization agreements, investigational sites, and consultants; the cost of developing and manufacturing clinical study materials, program regulatory costs, expenses associated with obligations under asset acquisitions, license agreements and other direct and indirect costs. Costs incurred in connection with research and development activities are expensed as incurred. Costs are considered incurred based on an evaluation of the progress to completion of each contract using information and data provided by the respective vendors, including the Company’s clinical sites. Depending upon the timing of invoicing by the service providers, the Company recognizes prepaid expenses or accrued expenses related to these costs. These prepaid expenses or accrued expenses are based on management’s estimates of the work performed under service agreements, milestones achieved, and experience with similar contracts. The Company monitors each of these factors and adjusts estimates accordingly.
Stock Warrants
—The Company accounts for stock warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance included in ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and ASC 815,
Derivatives and Hedging
(“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether the warrants meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. Warrants that meet all of the criteria for equity classification are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance and remeasured each balance sheet date thereafter.

Share-Based Compensation
—The Company accounts for share-based compensation in accordance with ASC 718,
Compensation—Stock Compensation
(“ASC 718”). Generally, share-based compensation is measured at the grant date for all equity-based awards made to employees based on the fair value of the awards and is recognized over the requisite service period, which is generally the vesting period. Share-based compensation for awards with performance conditions are recognized over the service period when achievement of the performance condition is probable. The Company has elected to recognize the actual forfeitures by reducing the share-based compensation in the same period as the forfeitures occur. The Company classifies share-based compensation in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipients’ payroll costs are classified.
The Company estimates the fair value of options granted using the Black-Scholes option pricing model (“Black-Scholes”) for stock option grants. The fair value of the Company’s common stock is used to determine the fair value of restricted stock awards. Black-Scholes requires inputs based on certain subjective assumptions, including the expected stock price volatility, the expected term of the award, the risk-free interest rate and expected dividends. Due to the lack of a public market for the Company’s common stock and lack of company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company and in 2024, the Company began to include its historical volatility rate in the computation. The historical volatility is calculated based on a period of time corresponding with expected term assumption. The Company uses the simplified method to calculate the expected term for options granted where the expected term equals the arithmetic average of the vesting term and the original contractual term of the options due to its lack of sufficient historical data. The risk-free interest rate is based on U.S. Treasury securities with a maturity date corresponding with the expected term of the associated award. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.
Fair Value Measurements
—ASC Topic 820,
Fair Value Measurement
(“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the assets or liabilities and are developed based on the best information available in the circumstances. ASC 820 identifies fair value as the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tiered value hierarchy that distinguishes between the following:
Level 1—Quoted market prices in active markets for identical assets or liabilities.
Level 2—Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves.
Level 3—Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair values requires more judgement. Accordingly, the degree of judgement exercised by the Company in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, as well as considers counterparty credit risk in its assessment of fair value.

Future Milestone and Royalty Assets
As part of the JV Sale, the Company received consideration including an estimated $3.0 million in future contingent milestones and royalty payments, which are recognized as a contingent consideration asset within prepaid expenses and other current assets on the consolidated balance sheets. The fair value of this contingent consideration was determined using a model that incorporates significant unobservable inputs based on Company estimates, external data, and management’s judgment and forecasts. Key assumptions in the model include the discount rate, the timing of expected cash flows, the probability of achieving the milestone and royalty payments, and projected future net revenues.
The Company periodically reviews the carrying value of the Contingent Consideration when impairment indicators arise and records an impairment loss if the carrying amount materially exceeds the reassessed fair value. Increases in the carrying value are recognized only when contingent gains are realized. Since the contingent payments are tied to Phase 1 clinical study milestones and future royalty payments, the Company believes the likelihood of timely payment by Recursion is remote. See Note 9, “Investment in Joint Venture” for additional details.
Segment Information
—Operating segments are defined as components of an enterprise for which discrete financial information is regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing operating performance. The Company manages its operations as a single segment for the purposes of allocating resources, assessing performance, and making operating decisions. All tangible assets of the Company are held in the U.S. See Note 12, “Segments” for additional details.
Basic and Diluted Net Loss Per Share
—The Company calculates basic net loss per share by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of potential dilutive securities. Basic shares outstanding includes the weighted-average effect of the Company’s pre-funded
warrants to purchase shares of our common stock requiring little consideration upon exercise. Unvested restricted common shares as of December 31, 2025 and 2024 are not considered participating securities and as such are excluded from the weighted-average number of shares used for calculating basic and diluted net loss per share. Diluted net loss per share is computed by dividing the net loss by the sum of the weighted-average number of common shares outstanding during the period plus the dilutive effects of potentially dilutive securities outstanding during the period. Potentially dilutive securities include restricted common shares and stock options. The Company has generated a net loss for all periods presented, therefore diluted net loss per share is the same as basic net loss per share since the inclusion of potentially dilutive securities would be anti-dilutive.
Revenue Recognition
—The Company recognizes revenue in accordance with the provisions of ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”). The Company recognizes revenue when the Company’s customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods and services. To determine revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when or as the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.
The Company evaluates the promised goods or services in these agreements to determine which ones represent distinct performance obligations. These agreements may include the following types of promised goods or services: (i) grants of licenses and related transfer of know-how,
(ii) performance of research and development services, and (iii) participation on joint research and/or development committees. They also may include options to obtain further research and development services and licenses to the Company’s intellectual property. The payment terms of these agreements may include nonrefundable upfront fees, payments based upon the achievement of certain milestones, and additional payments based on product sales derived from the collaboration.

The Company exercises judgment in assessing those promised goods and services that are distinct and thus representative of performance obligations. To the extent the Company identifies multiple performance obligations in a contract or group of contracts signed together, the Company must develop assumptions that require judgment to determine the estimated standalone selling price for each performance obligation in order to allocate the transaction price among the identified performance obligations. The transaction is allocated on a relative standalone selling price basis.
Prior to recognizing revenue, the Company makes estimates of the transaction price, including variable consideration that is subject to a constraint. Amounts of variable consideration are included in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur and when the uncertainty associated with the variable consideration is subsequently resolved. These estimates are reassessed at each reporting period as required.
The Company then recognizes revenue in the amount of the transaction price that is allocated to the respective performance obligations when or as the performance obligations are satisfied. For performance obligations satisfied over time, the Company estimates the efforts needed to complete the performance obligations and recognizes revenue over the satisfaction of the performance obligations.
Restructuring
—The Company accounts for restructuring charges in accordance with ASC Subtopic
420-10,
Exit or Disposal Cost Obligations
. The charges related to the workforce reductions are cash-based expenditures related primarily to severance and benefit payments, with such amounts reflected in the Company’s consolidated statements of operations and other comprehensive loss. See Note 13, “Restructuring” for additional details.
Recently Adopted Accounting Pronouncements
—In December 2023, the FASB issued, ASU
2023-09,
Income Taxes (Topic 740):
Improvements to Income Tax Disclosures
(“ASU
2023-09”)
which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU is effective for public business entities for fiscal years beginning on or after December 15, 2024 with early adoption permitted. The amendments in ASU
2023-09
were early adopted by the Company on a prospective basis. There was no material impact to the Company’s financial statements as a result of adopting ASU
2023-09.
See Note 8, “Income Taxes” for additional detail.
In May 2025, the FASB issued ASU
2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810):
Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
(“ASU
2025-03”),
which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. The Company early adopted this ASU on a prospective basis as of October 1, 2025. There was no material impact to the Company’s financial statements as a result of adopting ASU
2025-03.
Recently Issued Accounting Pronouncements
—In November 2024, the FASB issued ASU
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (
“ASU
2024-03”).
This ASU requires public entities to disclose additional transparency on certain costs and expenses. ASU
2024-03
is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company has chosen not to early adopt this standard and is currently evaluating the potential impact of adopting this standard on its consolidated financial statements.